Employee benefits (Details 5) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
P P S P R [Member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	$ 353
Ordinary and extraordinary future contributions - sponsor	4,735
Contributions related to the TFC - sponsor	791
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,139)
Net actuarial liability recorded by the Company	4,740
P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	101
Ordinary and extraordinary future contributions - sponsor	1,392
Contributions related to the TFC - sponsor	477
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(171)
Net actuarial liability recorded by the Company	$ 1,799